DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF EACH WARRANTS

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used on December 31, 2022, March 31, 2022 and at inception:

	Nine Months Ended December 31, 2022	Year Ended March 31, 2022	Inception
Expected term	0.70 – 0.75 years	-	0.75 years
Expected volatility	113 - 172%	-	113% – 160%
Expected dividend yield	-	-	-
Risk-free interest rate	4.64 – 4.73%	-	4.64%
Market price	$0.40 – $1.43	-

SCHEDULE OF REMAINING DERIVATIVE LIABILITIES ASSOCIATED WITH OFFERINGS

The Company’s remaining derivative liabilities as of December 31, 2022, March 31, 2022 and inception associated with the offerings are as follows.

	December 31, 2022 (unaudited)	March 31, 2022	Inception
Fair value of 190.2726308 shares of Series C Preferred Stock (see Note 12)	$2,253,621	$-	$3,337,025
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 12)	9,185,546	-	11,544,312
Fair value of conversion option on convertible note payable (see Note 10)	914,374	-	923,956
	$12,353,541	$-

SCHEDULE OF ACTIVITY RELATED TO THE DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the nine months ended December 31, 2022 is as follows:

Beginning balance as of March 31, 2022	$-
Issuances of Series C Preferred Stock and Warrants – derivative liabilities	14,881,337
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(3,451,752)
Ending balance as of December 31, 2022	$12,353,541